T. ROWE PRICE Retirement 2055 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 0.7%
T. Rowe Price Funds:
New Income Fund  17,046 14,325 6,273 3,059,612 24,232
U.S. Treasury Long-Term Index
Fund  11,324 12,068 1,713 2,582,857 19,346
Limited Duration Inflation
Focused Bond Fund  136 12,259 102 2,677,823 12,291
International Bond Fund (USD
Hedged)  5,542 2,751 868 905,194 7,604
Dynamic Global Bond Fund  4,118 1,108 711 575,596 4,455
Total Bond Mutual Funds (Cost $78,417) 67,928
EQUITY MUTUAL FUNDS 98.8%
T. Rowe Price Funds:
Growth Stock Fund  663,915 677,994 140,228 15,555,336 1,500,779
Value Fund  605,205 745,779 81,280 33,012,402 1,469,052
U.S. Large-Cap Core Fund  211,245 625,000 31,366 24,910,270 971,750
Equity Index 500 Fund  399,428 410,819 54,142 7,208,307 968,004
Overseas Stock Fund  320,757 391,137 35,149 58,003,067 735,479
International Value Equity Fund  273,643 338,444 32,600 39,723,870 643,129
International Stock Fund  271,455 342,076 31,051 32,081,391 622,379
Real Assets Fund  170,767 417,709 27,378 41,644,792 566,369
Mid-Cap Growth Fund  145,793 208,777 17,045 3,483,301 371,912
Mid-Cap Value Fund  133,090 182,020 17,463 10,165,426 332,918
Emerging Markets Discovery
Stock Fund  116,887 165,278 14,492 20,085,594 263,724
Small-Cap Stock Fund  96,208 134,209 11,204 4,045,762 240,966
Emerging Markets Stock Fund  102,775 140,577 15,219 6,122,933 209,159
Small-Cap Value Fund  81,523 114,756 9,627 3,838,601 198,993
New Horizons Fund (2) 63,030 90,614 8,187 2,643,885 158,104
U.S. Equity Research Fund  143,744 28,389 123,645 1,314,821 66,122
Total Equity Mutual Funds (Cost $7,710,731) 9,318,839
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  487 147,106 146,644 9,425 938
Total Other Mutual Funds (Cost $935) 938
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 75,468 233,390 270,187 38,671,487 38,671

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 6,000,000 5,951
Total Short-Term Investments (Cost $44,623) 44,622
Total Investments in Securities 100.0%
(Cost $7,834,706) $ 9,432,327
Other Assets Less Liabilities (0.0)% (4,309)
Net Assets 100.0% $ 9,428,018
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2055 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 79 S&P 500 E-Mini Index contracts 3/24 (20,160) $ (458)
Net payments (receipts) of variation margin to date 368
Variation margin receivable (payable) on open futures contracts $ (90)

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (45) $ (60) $ —
Emerging Markets Discovery Stock Fund  (570) (3,949) 4,638
Emerging Markets Stock Fund  (682) (18,974) 2,476
Equity Index 500 Fund  9,650 211,899 4,960
Growth Stock Fund  47,902 299,098 2,358
International Bond Fund (USD Hedged)  (58) 179 —
International Stock Fund  1,151 39,899 5,007
International Value Equity Fund  2,456 63,642 10,206
Limited Duration Inflation Focused Bond Fund  — (2) 32
Mid-Cap Growth Fund  10,526 34,387 1,206
Mid-Cap Value Fund  10,053 35,271 2,653
New Horizons Fund  (13) 12,647 —
New Income Fund  (724) (866) 571
Overseas Stock Fund  2,910 58,734 9,377
Real Assets Fund  721 5,271 6,019
Small-Cap Stock Fund  4,418 21,753 1,082
Small-Cap Value Fund  2,865 12,341 1,222
Transition Fund  (945) (11) 126
U.S. Equity Research Fund  5,107 17,634 660
U.S. Large-Cap Core Fund  3,015 166,871 3,827
U.S. Treasury Long-Term Index Fund  (315) (2,333) 331
Value Fund  15,282 199,348 12,561
U.S. Treasury Money Fund, 5.40% — — 1,792
Totals $ 112,704# $ 1,152,779 $ 71,104+
# Capital gain distributions from underlying Price funds represented $55,241 of the net realized gain (loss).
+ Investment income comprised $71,104 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2055 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2055 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2055 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 67,928 $ — $ — $ 67,928
Equity Mutual Funds 9,318,839 — — 9,318,839
Other Mutual Funds 938 — — 938
Short-Term Investments 38,671 5,951 — 44,622
Total $ 9,426,376 $ 5,951 $ — $ 9,432,327
Liabilities
Futures Contracts* $ 458 $ — $ — $ 458
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2055 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F164-054Q3 02/24